Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Trading Symbol	TOO
Entity Registrant Name	Teekay Offshore Partners L.P.
Entity Central Index Key	0001382298
Current Fiscal Year End Date	--12-31